Related parties - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries, fees and short-term benefits	$ 4,811	$ 3,378
Revaluation of DSUs	1,135	(1,065)
Share-based compensation	1,489	862
Total	$ 7,435	$ 3,175